Schedule of Investments (unaudited)
January 31, 2026
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 BrandywineGLOBAL — Global Income Opportunities Fund Inc.

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 71.8%
Communication Services — 9.1%
Interactive Media & Services — 5.7%
ANGI Group LLC, Senior Notes	3.875%	8/15/28	2,200,000	$2,014,760 (a)(b)
GrubHub Holdings Inc., Senior Secured Notes (6.000% Cash and 7.000% PIK)	13.000%	7/31/30	5,785,000	4,763,002 (a)(c)
ZipRecruiter Inc., Senior Notes	5.000%	1/15/30	3,000,000	2,084,097 (a)(b)
Total Interactive Media & Services				8,861,859
Media — 3.4%
Cable One Inc., Senior Notes	4.000%	11/15/30	1,500,000	1,093,043 (a)(b)
Colombia Telecomunicaciones SA ESP, Senior Notes	4.950%	7/17/30	775,000	729,941 (a)(b)
DISH Network Corp., Senior Secured Notes	11.750%	11/15/27	1,000,000	1,035,468 (a)(b)
Getty Images Inc., Senior Secured Notes	10.500%	11/15/30	1,280,000	1,297,123 (a)(b)
Univision Communications Inc., Senior Secured Notes	8.500%	7/31/31	1,000,000	1,043,452 (a)(b)
Total Media				5,199,027

Total Communication Services				14,060,886
Consumer Discretionary — 8.3%
Automobiles — 0.9%
Aston Martin Capital Holdings Ltd., Senior Secured Notes	10.000%	3/31/29	1,500,000	1,339,919 (a)
Hotels, Restaurants & Leisure — 5.6%
Affinity Interactive, Senior Secured Notes	6.875%	12/15/27	3,000,000	1,801,995 (a)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	1,000,000	915,000 (a)
GPS Hospitality Holding Co. LLC/GPS Finco Inc., Senior Secured Notes	7.000%	8/15/28	1,225,000	608,789 (a)
Grupo Posadas SAB de CV, Senior Secured Notes	8.000%	12/30/27	3,000,000	3,011,423 (d)
Resorts World Las Vegas LLC/RWLV Capital Inc., Senior Notes	4.625%	4/16/29	2,500,000	2,282,681 (a)(b)
Total Hotels, Restaurants & Leisure				8,619,888
Household Durables — 1.8%
Dream Finders Homes Inc., Senior Notes	6.875%	9/15/30	2,750,000	2,788,093 (a)(b)
Textiles, Apparel & Luxury Goods — 0.0%††
Saks Global Enterprises LLC, Second Out Senior Secured Notes	11.000%	12/15/29	1,760,000	8,800 *(a)(e)
Saks Global Enterprises LLC, Third Out Senior Secured Notes	11.000%	12/15/29	66,000	198 *(a)(b)(e)
Total Textiles, Apparel & Luxury Goods				8,998

Total Consumer Discretionary				12,756,898
Energy — 20.3%
Energy Equipment & Services — 2.7%
Constellation Oil Services Holding SA, Senior Secured Notes	9.375%	11/7/29	1,000,000	1,046,400 (a)(b)
Transocean International Ltd., Senior Notes	8.500%	5/15/31	3,000,000	3,055,749 (a)(b)
Total Energy Equipment & Services				4,102,149
Oil, Gas & Consumable Fuels — 17.6%
Diamondback Energy Inc., Senior Notes	6.250%	3/15/53	2,500,000	2,561,387 (b)
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	7.750%	2/1/28	2,000,000	2,009,652 (b)
Geopark Ltd., Senior Notes	8.750%	1/31/30	1,980,000	1,849,597 (a)(b)
NFE Financing LLC, Senior Secured Notes	12.000%	11/15/29	5,517,986	1,955,105 (a)
PBF Holding Co. LLC/PBF Finance Corp., Senior Notes	7.875%	9/15/30	1,960,000	1,964,737 (a)(b)
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	1,220,000	819,993 (a)(b)
Saturn Oil & Gas Inc., Senior Secured Notes	9.625%	6/15/29	2,566,000	2,627,002 (a)(b)
SierraCol Energy Andina LLC, Senior Notes	6.000%	6/15/28	618,000	595,520 (a)
See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 BrandywineGLOBAL — Global Income Opportunities Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
SierraCol Energy Andina LLC/SierraCol Energy Arauca/Colombia Energy Development, Senior Notes	9.000%	11/14/30	2,260,000	$2,263,729 (a)(b)
Teine Energy Ltd., Senior Notes	6.875%	4/15/29	4,000,000	4,021,560 (a)(b)
Venture Global LNG Inc., Junior Subordinated Notes (9.000% to 9/30/29 then 5 year Treasury Constant Maturity Rate + 5.440%)	9.000%	9/30/29	1,500,000	1,320,515 (a)(b)(f)(g)
Yinson Bergenia Production BV, Senior Secured Notes	8.498%	1/31/45	2,535,000	2,758,317 (a)(b)
YPF SA, Senior Notes	8.250%	1/17/34	2,340,000	2,388,097 (a)
Total Oil, Gas & Consumable Fuels				27,135,211

Total Energy				31,237,360
Financials — 16.6%
Banks — 6.6%
Bank of America Corp., Subordinated Notes	7.750%	5/14/38	5,305,000	6,467,312 (b)
Citigroup Inc., Junior Subordinated Notes (3.875% to 2/18/26 then 5 year Treasury Constant Maturity Rate + 3.417%)	3.875%	2/18/26	2,720,000	2,716,745 (b)(f)(g)
Texas Capital Bancshares Inc., Subordinated Notes (4.000% to 5/6/26 then 5 year Treasury Constant Maturity Rate + 3.150%)	4.000%	5/6/31	1,000,000	992,968 (b)(g)
Total Banks				10,177,025
Capital Markets — 5.1%
BW Real Estate Inc., Senior Notes (9.500% to 3/30/30 then 5 year Treasury Constant Maturity Rate + 5.402%)	9.500%	3/30/30	1,920,000	2,017,855 (a)(b)(f)(g)
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	3,500,000	3,887,172 (b)
Jefferies Finance LLC/JFIN Co-Issuer Corp., Senior Secured Notes	6.625%	10/15/31	2,000,000	1,983,530 (a)(b)
Total Capital Markets				7,888,557
Consumer Finance — 4.2%
Ally Financial Inc., Junior Subordinated Notes (4.700% to 5/15/26 then 5 year Treasury Constant Maturity Rate + 3.868%)	4.700%	5/15/26	3,150,000	3,132,518 (b)(f)(g)
PRA Group Inc., Senior Notes	5.000%	10/1/29	3,700,000	3,392,677 (a)(b)
Total Consumer Finance				6,525,195
Financial Services — 0.7%
Freedom Mortgage Corp., Senior Notes	6.625%	1/15/27	1,000,000	999,715 (a)(b)
SGUS LLC, Senior Secured Notes	11.000%	12/15/29	814,000	26,455 *(a)(b)(e)
Total Financial Services				1,026,170

Total Financials				25,616,947
Health Care — 1.5%
Health Care Providers & Services — 1.5%
Prime Healthcare Services Inc., Senior Secured Notes	9.375%	9/1/29	2,290,000	2,386,203 (a)(b)

Industrials — 5.9%
Construction & Engineering — 1.4%
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Partners Peru S.R.L., Senior Secured Notes	4.050%	4/27/26	300,000	296,472 (a)(b)
Brand Industrial Services Inc., Senior Secured Notes	10.375%	8/1/30	2,000,000	1,919,979 (a)(b)
Total Construction & Engineering				2,216,451
Industrial Conglomerates — 1.4%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Senior Secured Notes	9.750%	1/15/29	2,230,000	2,245,450 (b)
Passenger Airlines — 1.3%
JetBlue Pass-Through Trust, 2019-1 B	8.000%	5/15/29	1,938,624	1,972,007 (b)
See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2026 Quarterly Report

 BrandywineGLOBAL — Global Income Opportunities Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Professional Services — 1.8%
Concentrix Corp., Senior Notes	6.850%	8/2/33	2,700,000	$2,734,466 (b)

Total Industrials				9,168,374
Information Technology — 2.7%
Communications Equipment — 0.7%
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	1,000,000	1,062,617 (a)(b)
Software — 2.0%
Central Parent Inc./CDK Global Inc., Senior Secured Notes	7.250%	6/15/29	2,000,000	1,534,866 (a)(b)
Central Parent LLC/CDK Global II LLC/CDK Financing Co. Inc., Senior Secured Notes	8.000%	6/15/29	2,000,000	1,557,218 (a)(b)
Total Software				3,092,084

Total Information Technology				4,154,701
Materials — 6.3%
Chemicals — 3.3%
Cerdia Finanz GmbH, Senior Secured Notes	9.375%	10/3/31	3,000,000	3,066,660 (a)(b)
Chemours Co., Senior Notes	5.750%	11/15/28	2,000,000	1,984,640 (a)(b)
Total Chemicals				5,051,300
Metals & Mining — 3.0%
CSN Resources SA, Senior Notes	8.875%	12/5/30	1,270,000	1,225,861 (a)(b)
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	1,200,000	1,262,041 (a)
First Quantum Minerals Ltd., Senior Notes	7.250%	2/15/34	2,000,000	2,102,666 (a)
Total Metals & Mining				4,590,568

Total Materials				9,641,868
Utilities — 1.1%
Electric Utilities — 1.1%
Empresa Distribuidora Y Comercializadora Norte, Senior Notes	9.750%	10/24/30	1,620,000	1,640,250 (a)

Total Corporate Bonds & Notes (Cost — $115,336,458)				110,663,487
Sovereign Bonds — 37.3%
Argentina — 1.3%

Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	2,448,000	2,077,128
Brazil — 11.2%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/31	70,715,000 BRL	12,011,874
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/35	33,350,000 BRL	5,296,767
Total Brazil				17,308,641
Chile — 3.3%

Bonos de la Tesoreria de la Republica en pesos, Bonds	6.000%	4/1/33	4,200,000,000 CLP	5,027,657 (a)(d)
Colombia — 6.2%
Colombia Government International Bond, Senior Notes	8.000%	4/20/33	6,800,000	7,311,020
Colombia Government International Bond, Senior Notes	5.625%	2/19/36	2,000,000 EUR	2,239,358
Total Colombia				9,550,378
Mexico — 13.4%
Mexican Bonos, Bonds	8.000%	11/7/47	170,400,000 MXN	8,599,837
Mexican Bonos, Bonds	8.000%	7/31/53	146,000,000 MXN	7,305,688
Mexican Bonos, Senior Notes	7.750%	11/13/42	94,100,000 MXN	4,704,642
Total Mexico				20,610,167
See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 BrandywineGLOBAL — Global Income Opportunities Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Uruguay — 1.9%
Uruguay Government International Bond, Senior Notes	8.000%	10/29/35	108,435,000 UYU	$2,926,096

Total Sovereign Bonds (Cost — $57,362,715)				57,500,067
Collateralized Mortgage Obligations(h) — 21.8%
Banc of America Merrill Lynch Commercial Mortgage Trust, 2017-BNK3 XA, IO	1.001%	2/15/50	35,909,882	185,514 (g)
BANK, 2017-BNK4 XA, IO	1.323%	5/15/50	3,659,758	40,618 (g)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Credit Risk Trust, 2025-MN10 M2 (30 Day Average SOFR + 2.850%)	6.547%	2/25/45	1,210,000	1,225,635 (a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5071 IB, IO	4.500%	10/25/48	12,704,635	2,948,587
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA4 M2 (30 Day Average SOFR + 5.250%)	8.947%	5/25/42	2,360,000	2,489,108 (a)(b)(g)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-HQA3 M1B (30 Day Average SOFR + 3.550%)	7.247%	8/25/42	500,000	520,269 (a)(b)(g)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2023-HQA1 M1A (30 Day Average SOFR + 2.000%)	5.697%	5/25/43	614,264	618,180 (a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2019-DNA2 M2 (30 Day Average SOFR + 2.564%)	6.262%	3/25/49	466,324	476,128 (a)(g)
Federal National Mortgage Association (FNMA) — CAS, 2022-R04 1B1 (30 Day Average SOFR + 5.250%)	8.947%	3/25/42	3,240,000	3,395,085 (a)(b)(g)
Federal National Mortgage Association (FNMA) — CAS, 2022-R05 2M2 (30 Day Average SOFR + 3.000%)	6.697%	4/25/42	4,000,000	4,088,874 (a)(b)(g)
Government National Mortgage Association (GNMA), 2020-86 GI, IO	4.000%	6/20/50	13,030,786	2,899,104
Government National Mortgage Association (GNMA), 2021-201 BI, IO	3.000%	11/20/51	25,095,789	4,282,607
Government National Mortgage Association (GNMA), 2022-63 IO, IO, PAC	4.000%	4/20/52	11,874,406	1,847,077
Multifamily CAS Trust, 2023-01 M10 (30 Day Average SOFR + 6.500%)	10.197%	11/25/53	5,000,000	5,714,432 (a)(g)
Wells Fargo Commercial Mortgage Trust, 2021-C61 D	2.500%	11/15/54	2,500,000	1,868,621 (a)
Western Alliance Bank, 2022-CL4 M1 (30 Day Average SOFR + 2.250%)	5.947%	10/25/52	946,293	963,260 (a)(g)

Total Collateralized Mortgage Obligations (Cost — $34,162,206)				33,563,099
Mortgage-Backed Securities — 11.4%
GNMA — 11.4%
Government National Mortgage Association (GNMA) II (Cost — $17,241,999)	6.000%	10/20/53- 4/20/55	17,033,772	17,490,327 (b)

Convertible Bonds & Notes — 4.7%
Communication Services — 3.8%
Media — 3.8%
Cable One Inc., Senior Notes	1.125%	3/15/28	2,000,000	1,525,000
EchoStar Corp., Senior Secured Notes (3.875% Cash or 3.875% PIK)	3.875%	11/30/30	1,256,366	4,360,377 (c)

Total Communication Services				5,885,377
Information Technology — 0.9%
Software — 0.9%
IREN Ltd., Senior Notes	0.000%	7/1/31	1,500,000	1,387,500 (a)

Total Convertible Bonds & Notes (Cost — $4,376,060)				7,272,877
Senior Loans — 1.9%
Communication Services — 1.8%
Wireless Telecommunication Services — 1.8%
Gogo Intermediate Holdings LLC, Initial Term Loan (1 mo. Term SOFR + 3.864%)	7.536%	4/30/28	3,000,000	2,675,250 (g)(i)(j)
See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2026 Quarterly Report

 BrandywineGLOBAL — Global Income Opportunities Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Information Technology — 0.1%
Technology Hardware, Storage & Peripherals — 0.1%
Sandisk Corp., Term Loan B (3 mo. Term SOFR + 3.000%)	6.669%	2/20/32	200,000	$200,875 (g)(i)(j)

Total Senior Loans (Cost — $3,087,795)				2,876,125
Total Investments before Short-Term Investments (Cost — $231,567,233)				229,365,982

Short-Term Investments — 12.1%
Sovereign Bonds — 9.9%
Egypt Treasury Bills	24.537%	4/14/26	255,000,000 EGP	5,200,317 (k)
Egypt Treasury Bills	24.719%	4/21/26	240,300,000 EGP	4,878,396 (k)
Egypt Treasury Bills	25.593%	7/14/26	270,000,000 EGP	5,193,331 (k)

Total Sovereign Bonds (Cost — $15,097,449)				15,272,044
			Shares
Money Market Funds — 2.2%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost — $3,324,394)	3.587%		3,324,394	3,324,394 (l)(m)

Total Short-Term Investments (Cost — $18,421,843)				18,596,438
Total Investments — 161.0% (Cost — $249,989,076)				247,962,420
Mandatory Redeemable Preferred Stock, at Liquidation Value — (16.2)%				(25,000,000)
Other Liabilities in Excess of Other Assets — (44.8)%				(68,927,061)
Total Net Assets Applicable to Common Shareholders — 100.0%				$154,035,359

†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.
(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Directors.

(e)	The coupon payment on this security is currently in default as of January 31, 2026.
(f)	Security has no maturity date. The date shown represents the next call date.
(g)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(h)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(i)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(j)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(k)	Rate shown represents yield-to-maturity.
(l)	Rate shown is one-day yield as of the end of the reporting period.
(m)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2026, the total market value of investments in Affiliated Companies was $3,324,394 and the cost was $3,324,394 (Note 2).

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 BrandywineGLOBAL — Global Income Opportunities Fund Inc.
Abbreviation(s) used in this schedule:
BRL	—	Brazilian Real
CAS	—	Connecticut Avenue Securities
CLP	—	Chilean Peso
EGP	—	Egyptian Pound
EUR	—	Euro
IO	—	Interest Only
MXN	—	Mexican Peso
PAC	—	Planned Amortization Class
PIK	—	Payment-In-Kind
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
UYU	—	Uruguayan Peso
At January 31, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
U.S. Treasury 5-Year Notes	243	3/26	$26,601,337	$26,469,915	$(131,422)
U.S. Treasury 10-Year Notes	232	3/26	26,232,968	25,944,126	(288,842)
United Kingdom Long Gilt Bonds	52	3/26	6,485,618	6,464,359	(21,259)
Net unrealized depreciation on open futures contracts					$(441,523)
At January 31, 2026, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,328,808	EUR	3,720,000	JPMorgan Chase & Co.	2/6/26	$(82,138)
EUR	3,720,000	USD	4,354,923	Morgan Stanley & Co. Inc.	2/6/26	56,023
KRW	10,300,000,000	USD	7,226,549	Citibank N.A.	2/10/26	(67,760)
USD	2,556,820	KRW	3,700,000,000	Citibank N.A.	2/10/26	(14,784)
USD	4,508,043	KRW	6,600,000,000	Citibank N.A.	2/10/26	(79,142)
USD	9,065,326	MXN	168,800,000	Citibank N.A.	2/13/26	(581,809)
JPY	1,077,000,000	USD	6,873,313	JPMorgan Chase & Co.	4/24/26	137,167
JPY	874,000,000	USD	5,753,861	Wells Fargo Securities LLC	4/24/26	(64,763)
KRW	9,200,000,000	USD	6,420,770	Citibank N.A.	4/28/26	(8,308)
Net unrealized depreciation on open forward foreign currency contracts						$(705,514)

Abbreviation(s) used in this table:
EUR	—	Euro
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
USD	—	United States Dollar
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
BrandywineGLOBAL — Global Income Opportunities Fund Inc. (the “Fund”) was incorporated in Maryland on October 27, 2010, and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income. As a secondary investment objective, the Fund will seek capital appreciation. There can be no assurance the Fund will achieve its investment objectives. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its assets in global fixed income securities.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$110,663,487	—	$110,663,487
Sovereign Bonds	—	57,500,067	—	57,500,067
Collateralized Mortgage Obligations	—	33,563,099	—	33,563,099
Mortgage-Backed Securities	—	17,490,327	—	17,490,327
Convertible Bonds & Notes	—	7,272,877	—	7,272,877
Senior Loans	—	2,876,125	—	2,876,125
Total Long-Term Investments	—	229,365,982	—	229,365,982
Short-Term Investments†:
Sovereign Bonds	—	15,272,044	—	15,272,044
Money Market Funds	$3,324,394	—	—	3,324,394
Total Short-Term Investments	3,324,394	15,272,044	—	18,596,438
Total Investments	$3,324,394	$244,638,026	—	$247,962,420
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$193,190	—	$193,190
Total	$3,324,394	$244,831,216	—	$248,155,610
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$441,523	—	—	$441,523
Forward Foreign Currency Contracts††	—	$898,704	—	898,704
Total	$441,523	$898,704	—	$1,340,227

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2026. The following transactions were

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2026 Quarterly Report

effected in such company for the period ended January 31, 2026.

	Affiliate Value at October 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$7,485,304	$26,089,470	26,089,470	$30,250,380	30,250,380

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2026
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$65,877	—	$3,324,394

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2026 Quarterly Report